Income Taxes - Summary of Income Taxes and Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income tax benefit at U.S. statutory rate of 34%	$ (685,000)	$ (337,000)
State income taxes benefit	(161,000)	(79,000)
Non-deductible expenses	112,000	7,000
Income tax effect during LLC period		36,000
Change in valuation allowance	734,000	373,000
Total provision for income tax
Percentage of statutory rate		34.00%